As filed with the Securities and Exchange Commission on or about November 20,
2001

                                        Securities Act Registration No. 33-45320
                                Investment Company Act Registration No. 811-6552

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No.  21                                  [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
         Amendment No.    22                                               [X]


                     (Check appropriate box or boxes)

                     STRONG OPPORTUNITY FUND II, INC.
              (Exact Name of Registrant as Specified in Charter)

      100 Heritage Reserve
   Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)

      Registrant's Telephone Number, including Area Code: (414) 359-3400

                                 Elizabeth N. Cohernour
                             Strong Capital Management, Inc.
                                  100 Heritage Reserve
                              Menomonee Falls, Wisconsin 53051
                           (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date)pursuant to paragraph (b)of Rule 485
     [ ] 60 days after  filing pursuant  to  paragraph  (a)(1)  of  Rule  485
     [ ] on  (date)pursuant  to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph(a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 20th day of November, 2001.

                              STRONG OPPORTUNITY FUND II, INC.
                              (Registrant)


                              By:/s/Elizabeth N. Cohernour
                                 ______________________________________
                                 Elizabeth N. Cohernour, Vice President and
                                 Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

Name                                        Title                                     Dated As Of



                                            Chairman of the Board (Principal
                                            Executive Officer) and a Director          November 20, 2001
_____________________________________
Richard S. Strong*


                                            Treasurer (Principal Financial and
/s/John W. Widmer                           Accounting Officer)                       November 20, 2001
_____________________________________
John W. Widmer


_______________________________________     Director                                  November 20, 2001
Marvin E. Nevins*


______________________________________      Director                                  November 20, 2001
Willie D. Davis*


______________________________________      Director                                  November 20, 2001
William F. Vogt*


______________________________________      Director                                  November 20, 2001
Stanley Kritzik*


_____________________________________       Director                                  November 20, 2001
Neal Malicky*


* Elizabeth N. Cohernour signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A.


                            By: /s/ Elizabeth N. Cohernour
                                ___________________________________
                                Elizabeth N. Cohernour

                                  EXHIBIT INDEX

                                                                            EDGAR
Exhibit No.             Exhibit                                             Exhibit No.
-----------             -------                                             -----------
(h)                     Transfer and Dividend Disbursing Agent Agreement    EX-99.h

